Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 10, 2017

VIA EDGAR TRANSMISSION

Mr. Edward Rubenstein
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:          Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
Miller Opportunity Trust (S000055730)

Dear Mr. Rubenstein:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Miller Opportunity Trust (the “Fund”), is Post-Effective Amendment No. 110 and Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of responding to Staff comments with respect to adding disclosure about sales load variations, as described in IM Guidance Update No. 2016-06 (the “Guidance”) published by the U.S. Securities and Exchange Commission on December 15, 2016.

Pursuant to the Guidance and 1940 Act Release No. 13768, the Trust has requested that the filing be afforded selective review and that the Trust be granted template filing relief on behalf of all of its series. The Trust has also requested acceleration of the registration statement amendment whereby the registration statement would be declared effective no later than April 10, 2017.

I trust that the revisions adequately address your comments.  If you have any additional questions or require further information, please contact me at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss
Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios